Related Party Transactions with Abbott	12 Months Ended
Dec. 31, 2012
Related Party Transactions with Abbott
Related Party Transactions with Abbott

Note 13  Related Party Transactions with Abbott

In the historical financial statements, Abbott provided AbbVie certain services, which included administration of treasury, payroll, employee compensation and benefits, travel and meeting services, public and investor relations, real estate services, internal audit, telecommunications, information technology, corporate income tax and selected legal services. Some of these services will be provided to AbbVie on a temporary basis after the separation. The financial information in these combined financial statements does not necessarily include all the expenses that would have been incurred had AbbVie been a separate, stand-alone entity. As such, the financial information herein may not necessarily reflect the combined financial position, results of operations and cash flows of AbbVie in the future or what they would have been had AbbVie been a separate, stand-alone entity during the periods presented. Management believes that the methods used to allocate expenses to AbbVie are reasonable. The allocation methods included relative sales, headcount, square footage, number of transactions or other measures. These allocations totaled $838 million, $801 million and $677 million for the years ended December 31, 2012, 2011 and 2010, respectively. In 2012, AbbVie incurred $288 million of separation-related expenses, including legal, information technology and regulatory fees, which were principally classified in SG&A. As of December 31, 2012, outstanding intercompany transactions between AbbVie and Abbott are reflected as Due from Abbott Laboratories and Due to Abbott Laboratories in the combined balance sheet.